Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Treasury shares	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2021		$ 16,250	$ (4,675)	$ 43,851	$ 5,236	$ 4,653	$ 628	$ 60,662
Acquisition of treasury shares			(3,684)					(3,684)
Delivery of treasury shares under share-based compensation plans		(742)	815					74
Other disposal of treasury shares		(3)	111					107
Cancellation of treasury shares related to the share repurchase program		(1,520)	3,022	(1,502)				0
Share-based compensation expensed in the income statement		384						384
Tax (expense) / benefit		7						7
Dividends		(834)		(834)				(1,668)
Equity classified as obligation to purchase own shares		(40)						(40)
Translation effects recognized directly in retained earnings				(13)	13		13	0
Share of changes in retained earnings of associates and joint ventures				0				0
New consolidations / (deconsolidations) and other increases / (decreases)		4		3	(3)			4
Total comprehensive income for the period	$ 1,008			5,092	(4,093)	(840)	(3,355)	999	$ 9
of which: net profit / (loss)	4,262			4,244				4,244	18
of which: OCI, net of tax	(3,255)			848	(4,093)	(840)	(3,355)	(3,245)
Balance at Jun. 30, 2022	57,184	13,506	(4,412)	46,598	1,152	3,813	(2,713)	56,845	339
Equity attributable to non-controlling interests	342
Balance at Dec. 31, 2022	57,218	13,850	(6,874)	50,004	(103)	4,128	(4,234)	56,876
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2022	56,876
Total comprehensive income for the period	1,833							1,820	13
of which: net profit / (loss)	1,037							1,029	8
of which: OCI, net of tax	796							791
Equity attributable to shareholders at the end of the period at Mar. 31, 2023	56,754
Balance at Mar. 31, 2023	57,106
Balance at Dec. 31, 2022	57,218	13,850	(6,874)	50,004	(103)	4,128	(4,234)	56,876
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2022	56,876
Impact of the settlement of pre-existing relationships			(61)					(61)
Acquisition of treasury shares			(2,318)					(2,318)
Delivery of treasury shares under share-based compensation plans		(798)	876					78
Other disposal of treasury shares		(1)	126					125
Cancellation of treasury shares related to the share repurchase program		(561)	1,115	(554)				0
Share-based compensation expensed in the income statement		445						445
Tax (expense) / benefit		5						5
Dividends		(839)		(839)				(1,679)
Equity classified as obligation to purchase own shares		(19)						(19)
Translation effects recognized directly in retained earnings				48	(48)		(48)	0
New consolidations / (deconsolidations) and other increases / (decreases)		2						2
Total comprehensive income for the period	29,844			29,521	312	474	(169)	29,833	11
of which: net profit / (loss)	29,915			29,904				29,904	11
of which: OCI, net of tax	(71)			(383)	312	474	(169)	(71)
Equity attributable to shareholders at the end of the period at Jun. 30, 2023	86,999
Balance at Jun. 30, 2023	87,635	12,867	(4,208)	78,180	161	4,602	(4,451)	86,999	636
Equity attributable to non-controlling interests	352
Balance at Mar. 31, 2023	57,106
Equity attributable to shareholders at the beginning of the period at Mar. 31, 2023	56,754
Total comprehensive income for the period	28,011							28,013	(2)
of which: net profit / (loss)	28,878							28,875	3
of which: OCI, net of tax	(867)							(862)
Equity attributable to shareholders at the end of the period at Jun. 30, 2023	86,999
Balance at Jun. 30, 2023	87,635	12,867	(4,208)	$ 78,180	$ 161	$ 4,602	$ (4,451)	86,999	$ 636
Purchase price consideration, before consideration of share-based compensation awards		619	$ 2,928					3,547
Impact of share-based compensation awards		$ 162						$ 162
Equity attributable to non-controlling interests	$ 636